Related Party Transactions (Details Narrative) - USD ($)									1 Months Ended				9 Months Ended			12 Months Ended
	Jun. 09, 2017	Jun. 08, 2017	Sep. 14, 2016	Feb. 10, 2016	Dec. 04, 2015	Sep. 10, 2015	May 05, 2015	Apr. 03, 2015	Jul. 31, 2017	Jul. 27, 2017	May 18, 2016	Feb. 28, 2016	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Rental payments																	$ 1,050	$ 2,850
Annual rent																	0	2,240
Due to advances														$ 8,380			10,612
Annual domain renewal fees														$ 674,202	$ 67,018		$ 165,573	$ 127,005
Purchase of common stock																	1,625,000
Issuance of common stock, shares																	1,625,000
Common stock share sold																	435,000
Stock compensation expense																	$ 30,450
Common stock, shares issued														67,721,776			52,606,000	41,461,543
Accrued salary																	$ 20,000	$ 0
Options valued																	$ 109,846	$ 19,385
Warrants outstanding														8,660,000			4,660,000	4,510,000	700,000
Volatility rates					122.00%	121.00%	125.00%	122.00%				126.00%				203.00%	180.00%
Convertible debt beneficial conversion feature														$ 383,115
Debt instrument balance														$ 352,055
Minimum [Member]
Cost of domain														$ 0.25			$ 0.25
Maximum [Member]
Cost of domain														$ 7.85			$ 7.85
Warrant [Member]
Options valued									$ 880,918
Warrants outstanding									4,000,000
Warrant [Member] | Minimum [Member]
Exercise price									$ 0.10
Volatility rates									202.10%
Call option value									$ 0.2040
Warrant [Member] | Maximum [Member]
Exercise price									$ 0.15
Volatility rates									205.35%
Call option value									$ 0.2690
Epik Holdings Inc. [Member]
Annual domain renewal fees													$ 674,202	$ 67,018
Epik Holdings Inc. [Member] | Minimum [Member]
Cost of domain														$ 0.25
Epik Holdings Inc. [Member] | Maximum [Member]
Cost of domain														$ 7.85
Epik, LLC [Member]
Annual domain renewal fees																	$ 127,005	$ 190,755
Skidmore [Member]
Convertible note			$ 400,000
Converted shares			1,000,000
Conversion price			$ 0.40
Mr. Monster [Member]
Owenership interest																	100.00%
Issuance of common stock, shares																	536,364
Robert Monster [Member]
Common stock, shares issued				3,312,811
Robert W. Monster [Member]
Common shares, granted											8,292,309
Unsecured Convertible Note [Member]
Conversion price	$ 0.25
Proceeds from issuance of debt	$ 500,000
Interest rate on debt instrument	8.00%
Debt instrument due period	2 years
Convertible debt beneficial conversion feature	$ 300,000
Debt instrument balance														$ 271,507
Long-Term Debt – Related Party [Member]
Proceeds from issuance of debt										$ 450,000
Debt instrument balance														$ 80,548
Warrant issue										1,000,000
CEO [Member]
Converted shares				1,292,310
Accrued salary				$ 129,231
Exercise price				$ 0.15
Vesting period				12 years
Stock Purchase Agreement [Member] | Convertible Debt [Member] | Rezserve Technology Ltd [Member]
Converted shares		1,000,000
Conversion price	$ 0.40
Debt instrument face amount	$ 400,000
Appointment com Acquisition [Member] | Asset Purchase Agreement [Member] | On December 1, 2016 [Member]
Purchase of common stock														1,625,000
Issuance of common stock, shares														1,625,000
Appointment com Acquisition [Member] | Asset Purchase Agreement [Member] | On December 1, 2016 [Member] | Mr. Monster’s [Member]
Purchase of common stock														536,364
Percentage of assets acquired														100.00%